Earnings Per Share (Tables)	12 Months Ended
Apr. 30, 2022
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Summary of the Basic and Diluted Earnings Per Share Attributable to Owners of the Company
The calculation of the basic and diluted earnings per share attributable to owners of the Company is based on the following data:

Earnings figures are calculated as follows:	2020	2021	2022
	HK$	HK$	HK$
Earnings for the purpose of basic and diluted earnings per share	151,362	177,865	214,279

Number of shares	2020	2021	2022

Weighted average number of ordinary shares for the purpose of basic earnings per share	40,152,697	52,919,515	67,579,432
Effect of dilutive potential ordinary shares -restricted ordinary shares and restricted shares unit (note 28)	—	7,185	28,492

Weighted average number of ordinary shares for the purpose of diluted earnings per share	40,152,697	52,926,700	67,607,924